Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CHARLES SCHWAB FAMILY OF FUNDS
Prospectus Date	rr_ProspectusDate	Sep. 24, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Municipal Money Fund
Schwab
®
AMT
Tax-Free
Money Fund
Schwab
®
California Municipal Money Fund
Schwab
®
New York Municipal Money Fund
Schwab
®
Government Money Fund
Schwab
®
Retirement Government Money Fund
Schwab
®
Treasury Obligations Money Fund
Schwab
®
U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
®
Schwab
®
Variable Share Price Money Fund
SCHWAB ANNUITY PORTFOLIOS
Schwab
®
Government Money Market Portfolio
(each, a Trust and collectively, the Trusts)
Supplement dated September 24, 2020 to all currently effective Statutory Prospectuses and Statements of Additional Information (SAIs) of each series (each, a fund and collectively, the funds) of the aforementioned Trusts

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

1.	Schwab Municipal Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.16	0.01

Total annual fund operating expenses	0.35	0.20

Less expense reduction	(0.01)	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

2.	Schwab AMT Tax-Free Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.18	0.03	2

Total annual fund operating expenses	0.37	0.22

Less expense reduction	(0.03)	(0.03)

Total annual fund operating expenses after expense reduction 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

3.	Schwab California Municipal Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.16	0.01	2

Total annual fund operating expenses	0.35	0.20

Less expense reduction	(0.01)	(0.01)

Total annual fund operating expenses after expense reduction 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

4.	Schwab New York Municipal Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.17	0.02	2

Total annual fund operating expenses	0.36	0.21

Less expense reduction	(0.02)	(0.02)

Total annual fund operating expenses after expense reduction 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.
2	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243
5.	Schwab Government Money Fund – Sweep Shares
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Sweep Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.26

Total annual fund operating expenses	0.45

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.44

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$45	$141	$246	$555

6.	Schwab Government Money Fund – Investor Shares
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

7.	Schwab Retirement Government Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.01

Total annual fund operating expenses	0.20

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$19	$61	$107	$243

8.	Schwab Treasury Obligations Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

9.	Schwab U.S. Treasury Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

10.	Schwab Value Advantage Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.15	0.00	2

Total annual fund operating expenses 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2	Amount is less than 0.005%.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

11.	Schwab Variable Share Price Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Ultra Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.01

Total annual fund operating expenses	0.20 (0.01)
Less expense reduction

Total annual fund operating expenses after expense reduction 2	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$19	$61	$107	$243

12.	Schwab Government Money Market Portfolio
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.12

Total annual fund operating expenses	0.31

1	The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$32	$100	$174	$393

13.	The second and third paragraphs under the “Fund Management” section on page 22 of the Schwab Municipal Money Funds statutory prospectus is deleted in its entirety and replaced with the following:
As the investment adviser, CSIM oversees the asset management and administration of the funds. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee from each fund of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee from each fund of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, these fees were 0.32% for the Schwab AMT
Tax-Free
Money Fund, 0.18% for the Schwab Municipal Money Fund, 0.33% for the Schwab California Municipal Money Fund and 0.33% for the Schwab New York Municipal Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. Reductions include any contractual or voluntary waivers or reimbursements. Any applicable contractual expense limitation is described in the Fund Summary section.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

14.
The second and third paragraphs under the “Fund Management” section on page 6 of the Schwab Government Money Fund-Sweep Shares statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the fund. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, this fee was 0.31% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid. CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Sweep Shares to 0.44% for so long as CSIM serves as the adviser to the fund.
A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement is available in the fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

15.
The second and third paragraphs under the “Fund Management” section on page 24 of the Schwab Value Advantage Money Fund, Schwab Government Money Fund, Schwab Treasury Obligations Money Fund, Schwab Retirement Government Money Fund and Schwab U.S. Treasury Money Fund (collectively, the Schwab Money Funds) statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the funds. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee from each fund of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee from each fund of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, these fees were 0.19% for the Schwab Value Advantage Money Fund, 0.31% for the Schwab Government Money Fund, 0.32% for the Schwab Treasury Obligations Money Fund, 0.18% for the Schwab Retirement Government Money Fund and 0.33% for the Schwab U.S. Treasury Money Fund. These figures, which are expressed as a percentage of each fund’s average daily net assets, represent the actual amounts paid, including the effects of reductions. Reductions include any contractual or voluntary waivers or reimbursements. Any applicable contractual expense limitation is described in the Fund Summaries section.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

16.
The second and third paragraphs under the “Fund Management” section on page 7 of the Schwab Variable Share Price Money Fund statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the fund. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, this fee was 0.18% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid, including the effect of reductions. Reductions include any contractual waivers or reimbursements. The contractual expense limitation is described in the Fund Summary section.

A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

17.
The second and third paragraphs under the “Fund Management” section on page 7 of the Schwab Government Money Market Portfolio statutory prospectus is deleted in its entirety and replaced with the following:

As the investment adviser, CSIM oversees the asset management and administration of the fund. Effective September 24, 2020, as compensation for these services, CSIM receives a management fee of 0.19% of the fund’s average daily net assets. Prior to September 24, 2020, as compensation for these services, CSIM received a graduated annual management fee of 0.35% of the fund’s average daily net assets for the first $1 billion, 0.32% of such assets more than $1 billion but not exceeding $10 billion, 0.30% of such assets more than $10 billion but not exceeding $20 billion, 0.27% of such assets more than $20 billion but not exceeding $40 billion, and 0.25% of such assets over 40 billion. For the 12 months ended December 31, 2019, this fee was 0.23% for the fund. This figure, which is expressed as a percentage of the fund’s average daily net assets, represents the actual amount paid, including the effects of reductions.
A discussion regarding the basis for the Board of Trustees’ approval of the funds’ investment advisory agreement is available in each fund’s 2020 semiannual report, which covers the period from January 1, 2020 through June 30, 2020. A discussion regarding the basis for the Board of Trustees’ approval of an amendment to the investment advisory agreement providing for a fee reduction will be available in each fund’s 2020 annual report, which will cover the fiscal year ending December 31, 2020.

18.
The third paragraph under the “Advisory Agreement” sections on page 26 of the Schwab Municipal Money Funds, page 21 of the Schwab Government Money Fund-Sweep Shares, page 21 of the Schwab Money Funds, page 18 of the Schwab Variable Share Price Money Fund and page 15 of the Schwab Government Money Market Portfolio SAIs is deleted in its entirety and replaced with the following:

Effective September 24, 2020, for its advisory and administrative services to each fund, CSIM is entitled to receive an annual fee payable monthly, equal to 0.19% of each fund’s average daily net assets. Prior to September 24, 2020, for its advisory and administrative services to each fund, CSIM was entitled to receive a graduated annual fee payable monthly based on each fund’s average daily net assets as described below.

19.	The fifth paragraph under the “Advisory Agreement” section on page 27 of the Schwab Municipal Money Funds SAI is replaced in its entirety with the following:
Effective September 24, 2020, CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each fund below as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab AMT Tax-Free Money Fund – Investor Shares	0.34%
Schwab AMT Tax-Free Money Fund – Ultra Shares	0.19%
Schwab Municipal Money Fund – Investor Shares	0.34%
Schwab Municipal Money Fund – Ultra Shares	0.19%
Schwab California Municipal Money Fund – Investor Shares	0.34%
Schwab California Municipal Money Fund – Ultra Shares	0.19%
Schwab New York Municipal Money Fund – Investor Shares	0.34%
Schwab New York Municipal Money Fund – Ultra Shares	0.19%

From October 3, 2017 to September 24, 2020, CSIM and its affiliates had agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each fund below as follows (a contractual expense limitation agreement).

20.	The fifth paragraph under the “Advisory Agreement” section on page 21 of the Schwab Money Funds SAI is replaced in its entirety with the following:
Effective September 24, 2020, CSIM and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each fund below as follows for so long as CSIM serves as the adviser to the fund (a contractual expense limitation agreement).

Fund	Expense Cap
Schwab Value Advantage Money Fund – Investor Shares	0.34%
Schwab Value Advantage Money Fund – Ultra Shares	0.19%
Schwab Government Money Fund – Sweep Shares	0.44%
Schwab Government Money Fund – Investor Shares	0.34%
Schwab Treasury Obligations Money Fund – Investor Shares	0.34%
Schwab Retirement Government Money Fund	0.19%
Schwab U.S. Treasury Money Fund – Investor Shares	0.34%
From October 3, 2017 to September 24, 2020, CSIM and its affiliates had agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each fund below as follows (a contractual expense limitation agreement).

21.	The fourth paragraph under the “Advisory Agreement” section on page 15 of the Schwab Government Money Market Portfolio SAI is deleted and replaced in its entirety with the following:
Effective as of September 24, 2020, CSIM and its affiliates have agreed to limit the total annual operating expenses (excluding interest, taxes, certain non-routine
expenses, and money fund insurance expenses, if any) to 0.34% of the average daily net assets of the fund (the contractual expense limitation agreement) for so long as the investment adviser serves as the adviser to the fund. This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. From October 3, 2017 to September 24, 2020, CSIM and its affiliates had agreed to limit total annual operating expenses to 0.35% of the fund. Prior to October 3, 2017, CSIM and its affiliates had agreed to limit total annual operating expenses to 0.50% of the fund. Amounts waived or reimbursed under the contractual expense limitation agreement may not be recaptured by the investment adviser and/or its affiliates.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Schwab Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Municipal Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

1.	Schwab Municipal Money Fund

Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.16	0.01

Total annual fund operating expenses	0.35	0.20

Less expense reduction	(0.01)	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Municipal Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
Schwab Municipal Money Fund | Ultra Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Schwab AMT Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
AMT
Tax-Free
Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

2.	Schwab AMT Tax-Free Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.18	0.03	2

Total annual fund operating expenses	0.37	0.22

Less expense reduction	(0.03)	(0.03)

Total annual fund operating expenses after expense reduction 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab AMT Tax-Free Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
Schwab AMT Tax-Free Money Fund | Ultra Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.03%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.22%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19%	[1],[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Schwab California Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
California Municipal Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

3.	Schwab California Municipal Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.16	0.01	2

Total annual fund operating expenses	0.35	0.20

Less expense reduction	(0.01)	(0.01)

Total annual fund operating expenses after expense reduction 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab California Municipal Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
Schwab California Municipal Money Fund | Ultra Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19%	[1],[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Schwab New York Municipal Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
New York Municipal Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

4.	Schwab New York Municipal Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.17	0.02	2

Total annual fund operating expenses	0.36	0.21

Less expense reduction	(0.02)	(0.02)

Total annual fund operating expenses after expense reduction 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.
2	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab New York Municipal Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.17%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
Schwab New York Municipal Money Fund | Ultra Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.02%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19%	[1],[2]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Schwab Government Money Fund | Sweep Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Government Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

5.	Schwab Government Money Fund – Sweep Shares
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Sweep Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.26

Total annual fund operating expenses	0.45

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.44

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$45	$141	$246	$555

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.45%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.44%	[1],[4]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
1 Year	rr_ExpenseExampleYear01	$ 45
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	246
10 Years	rr_ExpenseExampleYear10	$ 555
Schwab Government Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Government Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

6.	Schwab Government Money Fund – Investor Shares
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[5]
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
Schwab Retirement Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Retirement Government Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

7.	Schwab Retirement Government Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.01

Total annual fund operating expenses	0.20

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Retirement Government Money Fund | Schwab Retirement Government Money Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19%	[1],[6]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Schwab Treasury Obligations Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Treasury Obligations Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

8.	Schwab Treasury Obligations Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Treasury Obligations Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[5]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
Schwab U.S. Treasury Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
U.S. Treasury Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

9.	Schwab U.S. Treasury Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Investor Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.16

Total annual fund operating expenses	0.35

Less expense reduction	(0.01)

Total annual fund operating expenses after expense reduction 2	0.34

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$35	$109	$191	$431

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab U.S. Treasury Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.35%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.34%	[1],[5]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	$ 431
Schwab Value Advantage Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab Value Advantage Money Fund
®
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

10.	Schwab Value Advantage Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
	Investor Shares	Ultra Shares

	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19	0.19

Distribution (12b-1) fees	None	None

Other expenses	0.15	0.00	2

Total annual fund operating expenses 3	0.34	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2	Amount is less than 0.005%.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
	1 Year	3 Years	5 Years	10 Years

Investor Shares	$35	$109	$191	$431

Ultra Shares	$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Value Advantage Money Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.15%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 35
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	191
10 Years	rr_ExpenseExampleYear10	431
Schwab Value Advantage Money Fund | Ultra Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.19%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243
Schwab Variable Share Price Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
THE CHARLES SCHWAB FAMILY OF FUNDS
Schwab
®
Variable Share Price Money Fund
This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
The Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund will be offered for sale effective September 24, 2020. All references in the Schwab AMT Tax-Free Money Fund, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (collectively, the Schwab Municipal Money Funds) Statutory Prospectus and SAI stating that the Ultra Shares share classes of each of Schwab AMT Tax-Free Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not currently offered for sale are deleted.
At a meeting held on September 22, 2020, the Board of Trustees of The Charles Schwab Family of Funds and Schwab Annuity Portfolios approved the reduction of the funds’ management fees and new expense limitations. Effective September 24, 2020, the management fees of the funds and expense limitations will be as follows:

Fund	Current Management Fee 1	New Management Fee	Current Expense Cap	New Expense Cap

Schwab Municipal Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab Municipal Money Fund – Ultra Shares	0.32%	0.19%	0.19%	0.19%

Schwab AMT Tax-Free Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab AMT Tax-Free Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab California Municipal Money Fund - Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab California Municipal Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab New York Municipal Money Fund - Investor Shares	0.34%	0.19%	0.35%	0.34%

Schwab New York Municipal Money Fund – Ultra Shares	0.34%	0.19%	0.19%	0.19%

Schwab Government Money Fund – Sweep Shares	0.31%	0.19%	0.70%	0.44%

Schwab Government Money Fund – Investor Shares	0.31%	0.19%	0.35%	0.34%

Schwab Retirement Government Money Fund	0.34%	0.19%	0.19%	0.19%

Schwab Treasury Obligations Money Fund – Investor Shares	0.32%	0.19%	0.35%	0.34%

Schwab U.S. Treasury Money Fund – Investor Shares	0.33%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Investor Shares	0.27%	0.19%	0.35%	0.34%

Schwab Value Advantage Money Fund – Ultra Shares	0.27%	0.19%	0.19%	0.19%

Schwab Variable Share Price Money Fund – Ultra Shares	0.33%	0.19%	0.19%	0.19%

Schwab Government Money Market Portfolio	0.35%	0.19%	0.35%	0.34%

1
Under the advisory agreement the graduated annual fee is 0.35% for the first $1 billion of average daily net assets, 0.32% for more than $1 billion but not exceeding $10 billion, 0.30% for more than $10 billion but not exceeding $20 billion, and 0.27% for more than $20 billion but not exceeding $40 billion, and 0.25% for more than $40 billion.

Accordingly, the following changes to the Statutory Prospectuses and SAIs are effective September 24, 2020:

11.	Schwab Variable Share Price Money Fund
Statutory Prospectus – Under the fund’s “Fund Fees and Expenses” section:
The “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
Ultra Shares

None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment) 1

Management fees	0.19

Distribution (12b-1) fees	None

Other expenses	0.01

Total annual fund operating expenses	0.20 (0.01)
Less expense reduction

Total annual fund operating expenses after expense reduction 2	0.19

1	The information in the table has been restated to reflect current fees and expenses.

2
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine
expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years

$19	$61	$107	$243

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 Investment
Schwab Variable Share Price Money Fund | Ultra Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.19%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.19%	[1],[8]
1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	61
5 Years	rr_ExpenseExampleYear05	107
10 Years	rr_ExpenseExampleYear10	$ 243

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[3]	“Other expenses” is based on estimated amounts for the current fiscal year, as the Ultra Shares of the fund had not commenced operations as of the date of this prospectus.
[4]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Sweep Shares to 0.44% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[5]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.34% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[6]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
[7]	Amount is less than 0.005%.
[8]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Ultra Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.